Derivative instruments and hedging activities - Written Credit Derivatives and Purchased Credit Protection (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014		Mar. 31, 2014
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	¥ (240)	[1]	¥ (145)	[1]
Maximum potential payout / Notional	31,736		32,402
Notional Purchased credit protection	28,004		28,038
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	(196)	[1]	(235)	[1]
Maximum potential payout / Notional	21,039		21,070
Notional Purchased credit protection	18,785		18,689
Credit default indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	(36)	[1]	(32)	[1]
Maximum potential payout / Notional	8,964		9,082
Notional Purchased credit protection	8,078		7,704
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	(9)	[1]	123	[1]
Maximum potential payout / Notional	1,008		1,574
Notional Purchased credit protection	622		1,097
Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	1	[1]	(1)	[1]
Maximum potential payout / Notional	725		676
Notional Purchased credit protection	519		548
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	6,517		5,905
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	4,214		4,167
Less than 1 year [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,771		1,215
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	532		523
Less than 1 year [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	11,815		12,256
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	8,480		8,306
1 to 3 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	3,110		3,552
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	225		398
1 to 3 years [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	11,124		10,897
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	6,589		6,610
3 to 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	3,574		3,582
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	236		201
3 to 5 years [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	725		504
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,280		3,344
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,756		1,987
More than 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	509		733
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	15		452
More than 5 years [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			¥ 172

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.